Labor and Social Security Obligations	12 Months Ended
Dec. 31, 2025
Texts Block [Abstract]
Labor and social security obligations
13	Labor and social security obligations

	12/31/2025	12/31/2024
Profit sharing	170,480	146,743
Labor provisions	38,163	44,320

	208,643	191,063

Current	199,422	182,071
Non-current	9,221	8,992

Except for the profit sharing related to the unrealized performance fees, the accrual for profit sharing payable on December 31, 2025, was paid until the first week of February 2026. Profit sharing is calculated based on the performance review of each employee plus the area performance, in accordance with an Entity policy. Vinci Compass Management estimated the profit sharing as of December 31, 2025, based on the net revenue recognized up to December 31, 2025. The increase in profit sharing is mainly due to Verde’s business combination which increased the payable on December 31, 2025.
Since the second quarter of 2022 labor provisions have been impacted by provisions and social charges related to Restricted Share Units Plan (RSUs). The non-current
amount comprises the provisions and social charges for the RSUs, of which the vesting dates are over 1 year. Please see note 25 for more details.